Tax Situation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Income Tax Expense
e)	The income tax expense shown in the consolidated income statement comprises:

	2015	2016	2017
Current income tax	135,036	169,428	167,154
Deferred income tax (Note 25)	2,222	(280,911)	(44,730)
PPUA	(41,359)	(7,789)	613

Income tax expense	95,899	(119,272)	123,037

Summary of Weighted-Average Income Tax Rate Applicable To Profit

f)	The Group’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2015	2016	2017
Profit (loss) before income tax	142,446	(582,865)	328,712

Income tax by applying local applicable tax rates on profit generated in the respective countries	51,503	(164,742)	98,902
Tax effect on:
- Non-taxable income	(31,266)	(1,068)	(7,281)
- Equity method (profit) loss	2,171	3,673	392
- Non-deductible expenses	9,831	57,044	27,901
- Unrecognized deferred tax asset income (expense)	31,432	(4,535)	1,562
- Adjustment for changes in rates of income tax	2,008	(17,105)	(1,951)
- PPUA adjustment for changes in tax rates	15,296	4,871	(611)
- Change in prior years estimations	12,762	(181)	12,200
- Others, net	2,162	2,771	(8,077)

Income tax charge	95,899	(119,272)	123,037

Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate

g)	The theoretical tax disclosed resulted from applying the income tax rate stipulated in the tax laws of the country in which a Group company is legally resident. Accordingly, for fiscal 2017, companies that are legally resident in Peru, Chile and Colombia applied income tax rates of 29.5%, 25.5% and 40% respectively (28%, 24% and 40% for 2016; 28%, 22.5% and 39% for 2015). Norvial, GyM Ferrovías, Vesur and GMP (Blocks III and IV) have legal stability agreements with Peruvian Government, in force for all years preserved. In this sense, the consolidated theoretical amount is obtained as a weighted average pre-tax profit or loss and the applicable income tax.

RATES

Country	Rates Taxes local Applicable	Utility before the Tax to Rent	Tax to rent
	(A)	(B)	(A)*(B)
2015
Perú	28.00%	174,432	48,841
Perú - Norvial S.A.	27.00%	54,471	14,707
Perú - GyM Ferrovías S.A.	30.00%	26,954	8,086
Perú – Vesur	30.00%	2,336	701
Perú – GMP S.A.	30.00%	15,007	4,502
Chile	22.50%	(95,284)	(21,439)
Colombia	39.00%	40,900	15,951
Bolivia	25.00%	(57,382)	(14,345)
Unrealized gains		(6,818)	(2,371)

Total		154,616	54,631

2016
Perú	28.00%	(1,098,327)	(307,532)
Perú - Norvial S.A.	27.00%	63,583	17,167
Perú - GyM Ferrovías S.A.	30.00%	34,760	10,428
Perú – Vesur	30.00%	888	267
Perú – GMP S.A.	30.00%	8,602	2,581
Chile	24.00%	(86,151)	(20,676)
Colombia	40.00%	(25,555)	(10,222)
Bolivia	25.00%	(703)	(176)
Unrealized gains		520,038	143,421

Total		(582,865)	(164,742)

2017
Perú	29.50%	730,980	215,639
Perú - Norvial S.A.	27.00%	68,104	18,388
Perú - GyM Ferrovías S.A.	30.00%	29,028	8,708
Perú – Vesur	30.00%	779	234
Perú – GMP S.A.	29.00%	20,941	6,073
Chile	25.50%	(128,734)	(32,827)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(361,519)	(105,401)

Total		328,712	98,902